Employee share ownership plans (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Description of Plans
The table below provides a description of each of the plans.

Plan	CDP	LTIP and MAP	Shareplus
Type	Short and long term incentive	Long term incentive	All-employee share purchase plan

Overview
The CDP is an annual cash and equity-based incentive plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

CDP awards are split into three equal parts - a cash component paid annually, and two awards
of deferred rights to receive BHP Group Limited shares subject to service conditions and a holistic review of performance.

The
two awards
of deferred rights are the equivalent value of the CDP cash award, vesting between two
and
five
years respectively. Awards of deferred rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of up to five years.

The LTIP is a long term incentive plan for Executive KMP and members of the Executive Leadership Team, who are not Executive KMP. Awards are granted annually and delivered in performance rights, which are conditional rights to receive BHP shares. Awards vest after five years, subject to service and performance conditions.

The MAP is a long term incentive plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade and generally vest in three years. Awards of share rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of between one and five years.
Employees may contribute up to US$
5,000
to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares still held by the participant.

Vesting conditions	Service conditions only for the
two-year
award. Vesting of the four-year awards are subject to service and individual performance conditions. Vesting of the five-year awards are subject to a service condition and underpinned by a holistic review of performance encompassing safety and sustainability including climate, financial, corporate governance and conduct at the end of the five-year period.
LTIP: Service and performance conditions.

From FY2023 BHP’s performance is assessed over the five-year period against the relative Total Shareholder Return (TSR) of two comparator groups - Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (‘Sector Group TSR’) and the MSCI World Index (‘World TSR’). The Sector Group TSR determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively.

25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the five-year performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

Vesting of LTIP awards is underpinned by a holistic performance review of safety, sustainability, financials, corporate governance and conduct at the end of the five-year performance period.

MAP: Service conditions only.
Service conditions only.

Vesting period	Between 2 and 5 years	LTIP – 5 years MAP – 1 to 5 years	3 years

Dividend Equivalent Payment	Yes	LTIP – Yes MAP – Varies	No

Exercise period	None	None	None

1
For LTIP awards granted prior to unification and where the five-year performance period ends after unification, the TSR at the start of the performance period is based on the weighted average of the TSRs of BHP Group Limited and BHP Group Plc and the TSR at the end of the performance period is based on the TSR of BHP Group Limited.

Summary of Employee Share Awards
Employee share awards

2025	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
CDP awards	1,211,489	386,252	206,336	43,114	1,348,291	1.8	A$42.47
LTIP awards	2,425,706	658,392	204,151	282,324	2,597,623	2.2	A$42.10
MAP awards 1	5,987,197	2,419,935	2,135,906	560,361	5,710,865	1.2	A$41.08
Shareplus	4,512,886	4,669,013	2,485,511	539,913	6,156,475	1.3	A$35.69

1	There were 10,214 awards vested and exercisable at the end of the financial year.

Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued
Fair value and assumptions in the calculation of fair value for awards issued

2025	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
CDP awards	29.53	n/a	2-5 years	A$43.40	n/a	n/a
LTIP awards	17.49	4.17%	5 years	A$43.40	33.70%	n/a
MAP awards 1	26.47	n/a	1-3 years	A$44.58/A$36.37	n/a	4.95%
Shareplus	21.55	n/a	3 years	A$40.25	n/a	5.28%

1	Includes MAP awards granted on 4 October 2024 and 14 April 2025.